Net earnings per share (Tables)	12 Months Ended
Mar. 31, 2019
Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
	Year Ended March 31,
	2017	2018	2019

Income / (loss) available to common stockholders ($ in thousands)	$2,795	$4	$(463)

Basic weighted average common shares outstanding	5,143,648	4,910,357	4,703,224

Basic net earnings / (loss) per share	$0.54	$0.00	$(0.10)

Basic weighted average common shares outstanding	5,143,648	4,910,357	4,703,224
Effect of dilutive securities – Options	172,745	380,547	—

Diluted weighted average common and potential common shares outstanding	5,316,393	5,290,904	4,703,224

Diluted net earnings / (loss) per share	$0.53	$0.00	$(0.10)